Revenue from contracts with customers - Summary of Disaggregation of Revenue From Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 561,202	€ 404,924	€ 380,403
Rest of the World Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	489,502	370,517	357,534
Rest of the World Revenue [Member] | Betting Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	309,357	234,991	224,734
Rest of the World Revenue [Member] | Betting Revenue [Member] | Betting Data Betting Entertainment Tools [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	214,034	170,044	176,041
Rest of the World Revenue [Member] | Betting Revenue [Member] | Managed Betting Services (MBS) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	79,966	46,604	34,068
Rest of the World Revenue [Member] | Betting Revenue [Member] | Virtual Gaming and E Sports [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,357	18,343	14,625
Rest of the World Revenue [Member] | Betting AV Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	140,162	105,892	102,740
Rest of the World Revenue [Member] | Other Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,983	29,634	30,060
United States revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,700	34,407	22,869
United States revenue [Member] | Media and Ads Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,796	21,041	19,026
United States revenue [Member] | Betting Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,150	9,791	3,595
United States revenue [Member] | Betting AV Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,166	€ 3,575	€ 248
United States revenue [Member] | Sports Solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 17,588